Impact from Foreign Exchange Derivative Instruments Designated as Cash Flow Hedges (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recorded in accumulated other comprehensive loss	$ 1,205	$ (2,001)	$ 2,627
Foreign Currency Forward Contracts | Cash Flow Hedge
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recorded in accumulated other comprehensive loss	1,205	(2,001)
Gain reclassified from accumulated other comprehensive loss into earnings	$ (574)	$ (482)